S000010412 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	10.02%	9.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.81%)	7.30%	7.64%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(3.09%)	5.04%	5.87%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.11%)	5.37%	5.81%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.80%	7.44%	7.29%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	8.52%	8.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	8.46%	8.35%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	8.54%	8.43%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.